Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury Stock, Common [Member] CNY (¥)	Treasury Stock, Common [Member] USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2022	¥ 23,482,987		¥ 8,550		¥ 8,064,283		¥ (750,337)		¥ 369,643		¥ 16,196,703		¥ (405,855)
Beginning balance, Shares at Dec. 31, 2022 | shares			492,742,468	492,742,468
Net income	1,925,409										1,935,310		(9,901)
Other comprehensive income (loss)	72,936								72,991				(55)
Dividends declared	(1,475,322)										(1,475,322)
Exercise and vesting of share-based awards	296		¥ 49		247
Exercise and vesting of share-based awards, Shares | shares			2,817,856	2,817,856
Share-based compensation	195,092				195,092
Repurchase of ordinary shares, Shares | shares			(12,162,224)	(12,162,224)
Repurchase of ordinary shares	(633,799)				(48,039)		(585,760)
Accretion of redeemable noncontrolling interests	(153,294)										(55,223)		(98,071)
Ending balance, Amount at Dec. 31, 2023	23,414,305		¥ 8,599		8,211,583		(1,336,097)		442,634		16,601,468		(513,882)
Ending balance, Shares at Dec. 31, 2023 | shares			483,398,100	483,398,100
Net income	1,623,349										1,681,123		(57,774)
Other comprehensive income (loss)	52,825								52,750				75
Dividends declared	(1,479,495)										(1,479,495)
Exercise and vesting of share-based awards	2,051		¥ 60		1,991
Exercise and vesting of share-based awards, Shares | shares			3,333,680	3,333,680
Share-based compensation	192,024				192,024
Repurchase of ordinary shares, Shares | shares			(7,443,200)	(7,443,200)
Repurchase of ordinary shares	(363,342)				(176,039)		(187,303)
Accretion of redeemable noncontrolling interests	(172,596)										(61,561)		(111,035)
Ending balance, Amount at Dec. 31, 2024	¥ 23,269,121		¥ 8,659		8,229,559		(1,523,400)		495,384		16,741,535		(682,616)
Ending balance, Shares at Dec. 31, 2024 | shares	479,288,580	479,288,580	479,288,580	479,288,580
Net income	¥ 1,390,122	$ 198,785									1,442,830		(52,708)
Other comprehensive income (loss)	(95,890)	(13,712)							(95,837)				(53)
Dividends declared	(1,479,889)										(1,479,889)
Exercise and vesting of share-based awards	24				24
Exercise and vesting of share-based awards, Shares | shares			4,293,312	4,293,312
Share-based compensation	218,974				218,974
Repurchase of ordinary shares, Shares | shares			(20,543,184)	(20,543,184)
Repurchase of ordinary shares	(938,814)				(224,270)		(714,544)
Accretion of redeemable noncontrolling interests	(189,661)										(57,697)		(131,964)
Ending balance, Amount at Dec. 31, 2025	¥ 22,173,987	$ 3,170,838	¥ 8,659	$ 1,238	¥ 8,224,287	$ 1,176,058	¥ (2,237,944)	$ (320,022)	¥ 399,547	$ 57,134	¥ 16,646,779	$ 2,380,458	¥ (867,341)	$ (124,028)
Ending balance, Shares at Dec. 31, 2025 | shares	463,038,708	463,038,708	463,038,708	463,038,708